Disclosures about Segments (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting
The financial results in the following tables are presented on an accrual basis. Management evaluates the performance of its segments and allocates resources to them based on segment profit and the requirements to implement strategic initiatives and projects to meet current business objectives. Material intercompany transactions occur on a regular basis. These intercompany transactions relate primarily to joint and common administrative support services as well as transmission services provided by Cleco Power to Cleco Cajun.

The financial results in the following tables are presented on an accrual basis. The historical segment information was not recast because the Cleco Cajun segment only consists of the newly acquired business. There were no other changes to Cleco’s existing reportable segments. Management evaluates the performance of its segments and allocates resources to them based on segment profit and the requirements to implement strategic initiatives and projects to meet current business objectives. Material intercompany transactions occur on a regular basis. These intercompany transactions relate primarily to joint and common administrative support services as well as transmission services provided by Cleco Power to Cleco Cajun.